UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                                 ---------------------------


Check here if Amendment [|_|]; Amendment Number:
                                                 ---------
  This Amendment (Check only one.):         [|_|] is a restatement.
                                            [|_|] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

 Name:            Strome Investment Management, L.P.
                  --------------------------------------------------------------
 Address:         100 Wilshire Blvd., Suite 1750
                  --------------------------------------------------------------
                  Santa Monica, CA 90401
                  --------------------------------------------------------------

                  --------------------------------------------------------------

 Form 13F File Number:  28-             04963
                                        --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:            Michael D. Achterberg
                  --------------------------------------------------------------
 Title:           Chief Financial Officer
                  --------------------------------------------------------------
 Phone:           310-917-6600
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Michael D. Achterberg     Santa Monica, CA      8/15/2007
        ----------------------------- --------------------  ---------------
                 [Signature]             [City, State]          [Date]

Report Type (Check only one.):

[|X|] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[|_|] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[|_|] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           1
                                               -----------------------

Form 13F Information Table Entry Total:                     27
                                               -----------------------

Form 13F Information Table Value Total:       $        117,365
                                               -----------------------
                                                          (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      13F File No.      Name

01       28-4168  Mark Strome



                                                          Market
                                                          Value   Share /                                        Voting Authority
Name of Issuer                 Title of Class   Cusip     (USD)   Prn     Share / Put / Investment  Other     ----------------------
                                                          (x1000) Amount   Prn    Call  Discretion  Managers  Sole   Shared    None
---------------------------- ----------------- --------- ------- -------- ------- ----  ----------  --------  ----------------------


ALLIANCE HOLDINGS GP LP        COM UNITS LP    01861G100  2,827    95,000  SH           DEFINED       1       95,000
BREITBURN ENERGY PARTNERS LP  COM UT LTD PTN   106776107  1,432    42,000  SH           DEFINED       1       42,000
BRISTOL MYERS SQUIBB CO             COM        110122108  7,890   250,000  SH           DEFINED       1       250,000
BUCKEYE GP HOLDINGS LP         COM UNITS LP    118167105   899     27,000  SH           DEFINED       1       27,000
CAMECO CORP                         COM        13321L108  12,685  250,000  SH           DEFINED       1       250,000
CHENIERE ENERGY PARTNERS, LP     COM UNIT      16411Q101  3,457   177,300  SH           DEFINED       1       177,300
CINCINNATI BELL INC NEW             COM        171871106  1,156   200,000  SH           DEFINED       1       200,000
CONSTELLATION ENERGY PRTNR    COM UNIT LLC B   21038E101  3,214    88,000  SH           DEFINED       1       88,000
CONTINENTAL RESOURCES, INC          COM        212015101  1,093    68,300  SH           DEFINED       1       68,300
COPANO ENERGY LLC                COM UNITS     217202100  17,068  400,000  SH           DEFINED       1       400,000
DEVON ENERGY CORP NEW               COM        25179M103  3,915    50,000  SH           DEFINED       1       50,000
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN   29273V100  2,974    70,000  SH           DEFINED       1       70,000
HARVEST NATURAL RESOURCES IN        COM        41754V103   435     36,500  SH           DEFINED       1       36,500
INERGY L P CMN                 UNIT LTD PTNR   456615103  3,330    92,000  SH           DEFINED       1       92,000
INERGY HLDGS L P                    COM        45661Q107  1,903    37,400  SH           DEFINED       1       37,400
LINN ENERGY LLC               UNIT 99/99/9999  536020100  19,228  584,249  SH           DEFINED       1       584,249
MERIDIAN GOLD INC                   COM        589975101  3,861   140,000  SH           DEFINED       1       140,000
PENN VA CORP                        COM        707882106  1,005    25,000  SH           DEFINED       1       25,000
PLAINS ALL AMERN PIPELINE LP  UNIT LTD PARTN   726503105  8,621   135,443  SH           DEFINED       1       135,443
RANGE RES CORP                      COM        75281A109  3,741   100,000  SH           DEFINED       1       100,000
SCHERING PLOUGH CORP                COM        806605101  3,044   100,000  SH           DEFINED       1       100,000
STORM CAT ENERGY CORP               COM        862168101   137    120,500  SH           DEFINED       1       120,500
TC PIPELINES LP               UT COM LTD PRT   87233Q108  6,276   158,894  SH           DEFINED       1       158,894
TXCO RES INC                        COM        87311M102   771     75,000  SH           DEFINED       1       75,000
TALISMAN ENERGY INC                 COM        87425E103  4,639   240,000  SH           DEFINED       1       240,000
TARGA RESOURCES PARTNERS LP      COM UNIT      87611X105  1,323    39,500  SH           DEFINED       1       39,500
URANIUM RES INC               COM PAR $0.001   916901507   441     40,000  SH           DEFINED       1       40,000

*INVESMENT DISCRETION OVER ALL SECURITIES REPORTED IS SHARED WITH THE OTHER MANAGER ON WHOSE BEHALF THIS FORM 13F REPORT IS BEING
FILED